CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands									1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares	Feb. 24, 2024 USD ($) $ / shares	Feb. 20, 2024 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Jan. 25, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 25, 2024	Dec. 31, 2023 USD ($)	Jun. 30, 2024 € / shares	Apr. 24, 2024 shares
IfrsStatementLineItems [Line Items]
Warrant, per shares | € / shares														€ 1
Number of warrant shares issued | shares									36,341		36,341
Exercise price | $ / shares	$ 0.165									$ 0.165
Warrant, fair value									$ 749		$ 749		$ 1,143
Fair value of convertible notes									349		349		304
Fair value of the redeemable warrants									$ 74		$ 74		$ 73
Investor [Member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares															36,341
Exercise price | $ / shares				$ 3.75
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares						$ 18			$ 0.165		$ 0.165
Number of warrant shares issued | shares	11,699					161,662			42,573		42,573
Gross proceeds						$ 2,910
Principal amount	$ 119								$ 569		$ 569
Fixed conversion price | $ / shares								$ 10
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Volatility rate								63.16%					73.74%
Risk-free interest rate								4.46%					3.91%
Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Interest rate					0.00%
Exercise price | $ / shares			$ 11.775				$ 122.835
Proceeds from borrowings					$ 407
Gross proceeds					$ 350
Maturity date					6
Repayment of debt, rate					15.00%
Conversion price per share | $ / shares					$ 18,000		$ 122.835
Conversion price, description					Additionally, the Company issued the investor 1,333 warrants, exercisable for 60 months at an exercise price of $3.75 per share, without price-based anti-dilution adjustments. The convertible security is accounted in accordance with the amortized cost model and amounted to $388 as of June 30, 2024, see also note 9(6) and 9(10). The convert option and the warrants meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity.
Securities purchase agreement [Member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 11.775
Securities purchase agreement [Member] | Warrant A and B [Member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares									34,925		34,925
Securities purchase agreement [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares			$ 11.775
Warrant, term			5 years 6 months								5 years 6 months
Number of warrant shares issued | shares			157,673
Ownership limit, rate			4.99%
Warrant, fair value			$ 1,090						$ 749		$ 749
Conversion price, value			$ 268								$ 343
Volatility rate			73.43%								72.76%
Risk-free interest rate			4.61%								4.33%
Cost of equity capital rate			22.20%								22.20%
Yield of bonds rate			16.99%								14.78%
Gross proceeds							$ 2,574
Securities purchase agreement [Member] | Warrant A [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 0.165
Number of warrant issued | shares							52,387
Securities purchase agreement [Member] | Warrant B [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 122.835
Number of warrant issued | shares							34,925
Convertible Note Agreements [Member] | Bonus warrants [member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares								$ 862.50
Warrants to purchase ordinary shares | shares								167
Warrants term								5 years
Convertible Note Agreements [Member] | Redeemable warrants [member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares								$ 375
Warrants to purchase ordinary shares | shares								167
Warrants term								5 years
Share purchase price | $ / shares								$ 862.50
Description of approach used to determine discount rates								The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Alpha april note [Member] | Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 2,250
Original issue discount			10.00%
Interest rate			12.00%
Borrowings maturity date			12 months
Warrant, per shares | $ / shares			$ 18,000
Discount rate			15.00%
Conversion of shares daily fee			$ 2
Outstanding principal and interest description			If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate.
Warrant, term											5 years 6 months
Exercise price | $ / shares			$ 0.165
Conversion price, value			$ 527								$ 730
Repayment of debt, rate									50.00%		50.00%
Alpha april note [Member] | Securities purchase agreement [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Beneficially owns rate			4.99%
Conversion of shares rate			4.99%
Convertible promissory note [Member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares									19,102		19,102
Convertible promissory note [Member] | Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Original issue discount							40.00%
Conversion price per share | $ / shares							$ 122.835
Principal amount							$ 4,290
Borrowing cost							$ 2,574
Interest accrued percent							12.00%
Conversion of debt equity, description							Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Principal amount													$ 1,000
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Interest rate								15.00%
Discount rate													32.20%
Proceeds from borrowings								$ 250
Maturity date								December 31, 2024
Principal amount								$ 250
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Discount rate									26.96%			20.00%
Convertible notes [member] | Ordinary shares [member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Discount rate												20.00%